Average Annual Total Returns - MCI - Victory Integrity Mid-Cap Value Fund	Class Y 1 Year	Class Y 5 Years	Class Y Life of Class		Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions Life of Class		Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares Life of Class		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	27.69%	7.40%	10.55%	[1]	27.47%	6.62%	9.92%	[1]	16.56%	5.66%	8.50%	[1]	27.06%	7.62%	10.82%	[1]

[1]	Inception date of Class Y shares is July 5, 2011